Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets
	December 31,	December 31,
	2021	2020
Assets
Current assets:
Cash and cash equivalents	$81,576,897	$8,318,219
Short-term investments	15,000,000	40,835,000
Other current assets, net	658,045	868,949
Due from subsidiaries	242,014,968	46,448,162
Total current assets	339,249,910	96,470,330

Non-current assets:
Intangible assets, net	17,726,105	19,714,079
Investment in subsidiaries	6,820,967	(5,030,523)
Total non-current assets	24,547,072	14,683,556

Total assets	$363,796,982	$111,153,886

Liabilities and Shareholders’ Equity

Current liabilities:
Accrued liabilities and other payables	$53,603	$8,027,480
Total current liabilities	53,603	8,027,480

Total liabilities	53,603	8,027,480

Shareholders’ equity:
Class A ordinary share, HKD0.001 par value, 333,374,217 shares authorized, 139,209,554 and 89,009,554 shares issued and outstanding as of December 31, 2021 and 2020, respectively	17,848	11,411
Class B ordinary share, HKD0.001 par value, 46,625,783 shares authorized, issued and outstanding as of December 31, 2021 and 2020, respectively	5,978	5,978
Additional paid-in capital	393,717,189	138,288,921
Accumulated deficit	(23,100,631)	(27,531,572)
Accumulated other comprehensive loss	(6,897,005)	(7,648,332)
Total shareholders’ equity	363,743,379	103,126,406
Total liabilities and shareholders’ equity	$363,796,982	$111,153,886

Schedule of condensed statements of operations and comprehensive loss
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Operating expenses:
General and administrative expenses	$6,233,339	$6,401,580	$385,865
Total operating expenses	6,233,339	6,401,580	385,865

Loss from operations	(6,233,339)	(6,401,580)	(385,865)

Interest income	541,598	798,328	4
Other expenses	(8,505)	(4,162)	(1,390)
Exchange gain	1,478,258	340,643	529
Other income	18,114	-	-
Share of income (loss) from subsidiaries	8,634,815	(25,408,649)	(42,016,647)

Net income (loss)	$4,430,941	$(30,675,420)	$(42,403,369)

Comprehensive income (loss)
Net income (loss)	$4,430,941	$(30,675,420)	$(42,403,369)
Other comprehensive income (loss):
Foreign currency translation adjustment	751,327	1,418,510	(1,188,488)
Comprehensive income (loss)	$5,182,268	$(29,256,910)	$(43,591,857)

Schedule of condensed statements of cash flows
	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$4,430,941	$(30,675,420)	$(42,403,369)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share of (income) loss from subsidiaries	(8,634,815)	25,408,649	42,016,647
Amortization expense	1,987,974	165,664	-
Share-based compensation	707,000	-	-
Changes in assets and liabilities:
Due from subsidiaries	(195,566,806)	(46,448,162)	193,591
Other current assets, net	210,904	(868,949)	-
Accrued liabilities and other payables	(7,973,877)	75,583	-
Due to subsidiaries	-	(64,871)	64,871
Net Cash Used in Operating Activities	(204,838,679)	(52,407,506)	(128,260)

Cash Flows from Investing Activities
Cash paid for short-term investments	-	(79,915,000)	-
Collections from short-term investments	25,835,000	39,080,000	-
Purchases of intangible assets	-	(11,927,846)	-
Net Cash Provided by (Used in) Investing Activities	25,835,000	(52,762,846)	-

Cash Flows from Financing Activities
Sale of subsidiary	-	76,566	-
Proceeds from issuances of ordinary shares	254,727,705	114,191,595	-
Net Cash Provided by Financing Activities	254,727,705	114,268,161	-

Effect of Foreign Exchange on Cash and Cash Equivalents	(2,465,348)	(801,360)	-

Net Increase (Decrease) in Cash and Cash Equivalents	73,258,678	8,296,449	(128,260)

Cash and Cash Equivalents at Beginning of Year	8,318,219	21,770	150,030

Cash and Cash Equivalents at End of Year	$81,576,897	$8,318,219	$21,770